Shareholder Fees {- Fidelity Flex® Mid Cap Value Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity Flex Mid Cap Value Fund PRO-09 | Fidelity Flex® Mid Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none